LAND USE RIGHTS (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of LAND USE RIGHTS [Line Items]
Amortization	¥ (14,067,000)	¥ (13,082,000)	¥ (12,187,000)
Carrying Amount	0	0
Cost
Disclosure Of LAND USE RIGHTS [Line Items]
Balance	0	32,619,000
Impact on initial application of HKFRS 16 (Note 2.6)	0	(32,619,000)
Balance	0	0
Accumulated depreciation
Disclosure Of LAND USE RIGHTS [Line Items]
Balance	0	(4,649,000)
Amortization	0	0
Impact on initial application of HKFRS 16 (Note 2.6)	0	4,649,000
Balance	0	0
Impairment
Disclosure Of LAND USE RIGHTS [Line Items]
Balance	0	(27,970,000)
Impact on initial application of HKFRS 16 (Note 2.6)	0	27,970,000
Balance	0	0
Land use rights member
Disclosure Of LAND USE RIGHTS [Line Items]
Carrying Amount	¥ 0	¥ 0